Income Taxes - Income Tax Provision (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 22, 2017	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income Tax Disclosure [Abstract]
Federal		$ 198,307	$ 3,213	$ (393)
State		47,992	575	1,198
Foreign		12,468	5,920	11,638
Total current tax position		258,767	9,708	12,443
Federal		(50,086)	(29,021)	(72,336)
State		(5,839)	(5,464)	(990)
Foreign		(3,351)	1,060	(114)
Total deferred tax provision		(59,276)	(33,425)	(73,440)
Total income tax expense (benefit)		$ 199,491	$ (23,717)	$ (60,997)
Effective income tax rate	35.00%	21.00%	21.00%	31.50%
Income tax benefit from revaluating U.S. net deferred tax liabilities				$ 50,000